SCHEDULE OF DUE FROM TO RELATED PARTIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Due from related parties		$ 8,411
Wenhu Guo [Member]
Related Party Transaction [Line Items]
Related party relationship description	Senior Management of the Company	Senior Management of the Company	Senior Management of the Company
Due to related parties	$ 7,729	$ 6,168	$ 3,290
Yongwei Hu [Member]
Related Party Transaction [Line Items]
Related party relationship description	Chief Executive Officer and Controlling shareholder of the Company	Chief Executive Officer and Controlling shareholder of the Company	Chief Executive Officer and Controlling shareholder of the Company
Due to related parties	$ 95,260	$ 3,392	$ 6,583
Jing Liu [Member]
Related Party Transaction [Line Items]
Related party relationship description	Wife of the controlling shareholder	Wife of the controlling shareholder	Wife of the controlling shareholder
Due to related parties	$ 42,803	$ 18,925
Sheying Wang [Member]
Related Party Transaction [Line Items]
Related party relationship description	Senior Management of the Company	Senior Management of the Company	Senior Management of the Company
Due to related parties	$ 3,047	$ 3,016	$ 3,093
Yuantao Wang [Member]
Related Party Transaction [Line Items]
Related party relationship description	49% shareholder of Tianjin YHX	49% shareholder of Tianjin YHX	49% shareholder of Tianjin YHX
Due to related parties	$ 23,898	$ 23,650	$ 59,870
Shujie Mou [Member]
Related Party Transaction [Line Items]
Related party relationship description	Senior Management of Tianjin YHX	Senior Management of Tianjin YHX	Senior Management of Tianjin YHX
Due to related parties	$ 15,903	$ 28,229
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	188,640	83,380	72,836
Due from related parties	$ 3,860	$ 8,411
Wenjuan Chen [Member]
Related Party Transaction [Line Items]
Related party relationship description	Senior Management of the Company	Senior Management of the Company	Senior Management of the Company
Due from related parties	$ 3,806	$ 8,358
Lu Jiang [Member]
Related Party Transaction [Line Items]
Related party relationship description	Employee of the Company	Employee of the Company	Employee of the Company
Due from related parties	$ 54	$ 53